EXPLORATION AND EVALUATION PROPERTIES (Tables)	12 Months Ended
Dec. 31, 2022
Mineral Properties
Disclosure of detailed information about property, plant and equipment [line items]
Schedule of exploration and evaluation properties

	Nevada projects	Cerro Quema	Total
Acquisition costs
At December 31, 2020 and 2021	$314	$82,429	$82,743
Acquisition of Gold Standard Ventures Corp. (note 13)	160,000	—	160,000
At December 31, 2022	$160,314	$82,429	$242,743